Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,778,000.00
Previously Paid Amount	0.00
Total Fee Amount	383.64
Total Offset Amount	0.00
Net Fee	383.64
Narrative - Max Aggregate Offering Price	$ 2,778,000.00
Final Prospectus	true